Shareholder Report, Holdings (Details) - C000005459	Jun. 30, 2025
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Apple
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.90%